Goodwill and Finite Life Intangible Assets - Goodwill and Intangible Assets (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2015 USD ($) individual	Mar. 31, 2014 USD ($)	Dec. 31, 2014 USD ($) item
Goodwill and Finite Life Intangibles Assets
Number or reporting units tested for goodwill impairment	1		1
Goodwill	$ 204,000		$ 204,000
Finite-Lived Intangible Assets [Line Items]
Gross Assets	1,917,000		1,917,000
Accumulated Amortization	(627,248)		(479,999)
Net Assets	1,289,752		1,437,001
Amortization expense	147,249	$ 41,252	479,999
Customer Contracts
Finite-Lived Intangible Assets [Line Items]
Gross Assets	1,000,000		1,000,000
Accumulated Amortization	(297,702)		(226,869)
Net Assets	702,298		773,131
Amortization expense	$ 70,833	18,641	$ 226,869
Proprietary Software
Finite-Lived Intangible Assets [Line Items]
Amortizable Period (years)	3 years		3 years
Gross Assets	$ 917,000		$ 917,000
Accumulated Amortization	(329,546)		(253,130)
Net Assets	587,454		663,870
Amortization expense	$ 76,416	$ 22,611	$ 253,130
Maximum | Customer Contracts
Finite-Lived Intangible Assets [Line Items]
Amortizable Period (years)	5 years		5 years
Minimum | Customer Contracts
Finite-Lived Intangible Assets [Line Items]
Amortizable Period (years)	3 years		3 years